Investment in an Associate (Details) - Schedule of Represents Amounts in Associate’ Financial Statements - Associates [member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investment in an Associate (Details) - Schedule of Represents Amounts in Associate’ Financial Statements [Line Items]
Current assets	$ 183,761	$ 85,420
Non-current assets	1,472,254	1,656,298
Current liabilities	(1,342,231)	(983,596)
Net assets	$ 313,784	$ 758,122
Group share of net assets	23.96%	23.96%
Year ended 31 December	$ 75,183	$ 181,646
Revenues, net	370,000	90,000
Loss after tax	$ (444,347)	$ (865,548)